INVENTORIES	12 Months Ended
Sep. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:
	September 30,
	2014	2015
	RMB	RMB
Work in progress and supplies	498,384	420,655
Finished goods	71,571	65,080
Provision	(53,587)	(46,173)
	516,368	439,562

Inventory with net values of RMB nil and RMB 27,323 have been pledged as collateral for bank loans as of September 30, 2014 and 2015.

As of September 30, 2014 and 2015, goods already delivered to customers but still recorded in finished goods, amounted to RMB10,373 and RMB6,198 respectively. As the Company does not recognize revenues until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be recognized as cost of revenues when related revenues is recognized.

Provision for inventories is as below:

	Years ended September 30,
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of year	27,547	52,301	53,587
Additions	38,561	21,984	10,965
Write-off	(13,807)	(20,698)	(18,379)

Balance at end of year	52,301	53,587	46,173